UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jay Fitton
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          513-629-8104

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 01/17/2020


M.D. Sass Equity Income Plus Fund
--------------------------------------------------------------------------------------------------------------------------
 ACUITY BRANDS, INC.                                                                         Agenda Number:  935106078
--------------------------------------------------------------------------------------------------------------------------
        Security:  00508Y102
    Meeting Type:  Annual
    Meeting Date:  08-Jan-2020
          Ticker:  AYI
            ISIN:  US00508Y1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: W. Patrick Battle                   Mgmt          For                            For

1B.    Election of Director: Peter C. Browning                   Mgmt          For                            For

1C.    Election of Director: G. Douglas Dillard,                 Mgmt          For                            For
       Jr.

1D.    Election of Director: James H. Hance, Jr.                 Mgmt          For                            For

1E.    Election of Director: Robert F. McCullough                Mgmt          For                            For

1F.    Election of Director: Vernon J. Nagel                     Mgmt          For                            For

1G.    Election of Director: Dominic J. Pileggi                  Mgmt          For                            For

1H.    Election of Director: Ray M. Robinson                     Mgmt          For                            For

1I.    Election of Director: Mary A. Winston                     Mgmt          Abstain                        Against

2.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as the independent registered
       public accounting firm.

3.     Advisory vote to approve named executive                  Mgmt          Against                        Against
       officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Jennifer J. McPeek                                        Mgmt          No vote
       C. David Myers                                            Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       P. Kelly Tompkins                                         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  935092849
--------------------------------------------------------------------------------------------------------------------------
        Security:  594918104
    Meeting Type:  Annual
    Meeting Date:  04-Dec-2019
          Ticker:  MSFT
            ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: William H. Gates III                Mgmt          For                            For

1B.    Election of Director: Reid G. Hoffman                     Mgmt          For                            For

1C.    Election of Director: Hugh F. Johnston                    Mgmt          For                            For

1D.    Election of Director: Teri L. List-Stoll                  Mgmt          For                            For

1E.    Election of Director: Satya Nadella                       Mgmt          For                            For

1F.    Election of Director: Sandra E. Peterson                  Mgmt          For                            For

1G.    Election of Director: Penny S. Pritzker                   Mgmt          For                            For

1H.    Election of Director: Charles W. Scharf                   Mgmt          For                            For

1I.    Election of Director: Arne M. Sorenson                    Mgmt          For                            For

1J.    Election of Director: John W. Stanton                     Mgmt          For                            For

1K.    Election of Director: John W. Thompson                    Mgmt          For                            For

1L.    Election of Director: Emma Walmsley                       Mgmt          For                            For

1M.    Election of Director: Padmasree Warrior                   Mgmt          For                            For

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation

3.     Ratification of Deloitte & Touche LLP as                  Mgmt          For                            For
       our independent auditor for fiscal year
       2020

4.     Shareholder Proposal - Report on Employee                 Shr           Against                        For
       Representation on Board of Directors

5.     Shareholder Proposal - Report on Gender Pay               Shr           Against                        For
       Gap




--------------------------------------------------------------------------------------------------------------------------
 RAYTHEON COMPANY                                                                            Agenda Number:  935080616
--------------------------------------------------------------------------------------------------------------------------
        Security:  755111507
    Meeting Type:  Special
    Meeting Date:  11-Oct-2019
          Ticker:  RTN
            ISIN:  US7551115071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Raytheon merger proposal: To adopt the                    Mgmt          For                            For
       Agreement and Plan of Merger, dated as of
       June 9, 2019, by and among United
       Technologies Corporation, Light Merger Sub
       Corp. and Raytheon Company (the "merger
       agreement").

2.     Raytheon merger-related compensation                      Mgmt          Abstain                        Against
       proposal: To approve, by advisory
       (non-binding) vote, certain compensation
       arrangements that may be paid or become
       payable to Raytheon Company's named
       executive officers in connection with the
       merger contemplated by the merger
       agreement.

3.     Raytheon adjournment proposal: To approve                 Mgmt          For                            For
       the adjournment of the Special Meeting of
       Stockholders of Raytheon Company to a later
       date or dates, if necessary or appropriate,
       to solicit additional proxies in the event
       there are not sufficient votes at the time
       of the Special Meeting of Stockholders of
       Raytheon Company to adopt the Raytheon
       merger proposal.



M.D. Sass Short Term U.S. Government Agency Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V450
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FOZXX
            ISIN:  US31846V4501
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Jennifer J. McPeek                                        Mgmt          No vote
       C. David Myers                                            Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       P. Kelly Tompkins                                         Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 03/13/2020